May 1, 2013


American United Life Insurance Company?
One American Square, P.O. Box 368
Indianapolis, IN 46204

VIA EDGAR
Filing Desk
Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549


RE:	AUL American Individual Variable Life Unit Trust
	American Accumulator Contract
	File No. 333-152925

Dear Sir or Madam:

This is to certify that the most recent amendment to the Registration Statement of the AUL American Individual Variable Life Unit Trust's Individual Flexible Premium Variable Adjustable Universal Life Contract (American Accumulator) File No. 333-152925, was filed electronically and that the form of prospectus that would have been filed under paragraph (b) or (c) of Rule 497 under the Securities Act of 1933 do not differ from those contained in the most recent amendment to the Registration Statement.

No fees are required in connection with this filing. Please call me at
(317)285-1588 with any questions or comments regarding the attached.

Cordially,

/s/ Richard M. Ellery
Richard M. Ellery
Associate General Counsel
American United Life Insurance Company?